Restructuring	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring

4.	Restructuring
During fourth quarter 2014, the Company committed to various strategic initiatives to identify best practices and drive efficiency throughout its organization, by reducing headcount, improving processes and consolidating functions (the “T15 restructuring”). As part of this process, the Company formally communicated the termination of employment to approximately 75 employees and terminated approximately 65 of the employees during 2014. These expenses primarily represent costs associated with severance, outplacement services and other costs associated with employee terminations, the majority of which have been or are expected to be settled in cash. As of December 31, 2014, the Company recorded restructuring expense of $5 million related to this initiative and expects to incur further restructuring expense, principally personnel related costs, of approximately $10 million.
During fourth quarter 2012, the Company initiated a strategic restructuring initiative to better position its truck rental operations in the United States, in which it closed certain rental locations and decreased the size of the rental fleet, with the intent to increase fleet utilization and reduce costs (the “Truck Rental restructuring”). During the year ended December 31, 2014, the Company did not record restructuring expense related to this initiative, which is substantially complete.
In 2011, subsequent to the acquisition of Avis Europe plc, the Company initiated restructuring initiatives, identifying synergies across the Company, enhancing organizational efficiencies and consolidating and rationalizing processes (the “Avis Europe restructuring”). During the years ended December 31, 2014, 2013 and 2012, as part of this process, the Company formally communicated the termination of employment to approximately 230, 580 and 550 employees, respectively. During 2014, 2013 and 2012, the Company recorded restructuring expenses in connection with this initiative of $21 million, $40 million and $37 million, respectively, the majority of which have been or are expected to be settled in cash. These expenses primarily represent costs associated with severance, outplacement services and other costs associated with employee terminations. During 2014, the Company terminated approximately 210 of the affected employees, and this initiative is substantially complete.
The following tables summarize the change to our restructuring-related liabilities and identify the amounts recorded within the Company’s reporting segments for restructuring charges and corresponding payments and utilizations:

	Personnel Related	Facility Related	Other (a)	Total
Balance as of January 1, 2012	$1	$1	$—	$2
Avis Europe restructuring expense	37	—	—	37
Truck Rental restructuring expense	—	—	1	1
Avis Europe restructuring payment	(26)	—	—	(26)
Truck Rental payment/utilization	—	—	(1)	(1)
Balance as of December 31, 2012	12	1	—	13
Avis Europe restructuring expense	34	6	—	40
Truck Rental restructuring expense	—	—	21	21
Avis Europe restructuring payment	(29)	(2)	—	(31)
Truck Rental payment/utilization	—	—	(21)	(21)
Balance as of December 31, 2013	17	5	—	22
Avis Europe restructuring expense	20	1	—	21
T15 restructuring expense	5	—	—	5
Avis Europe restructuring payment	(27)	(3)	—	(30)
T15 restructuring payment	(1)	—	—	(1)
Balance as of December 31, 2014	$14	$3	$—	$17
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(a)	Includes expenses related to the disposition of vehicles.

	Americas	International	Total
Balance as of January 1, 2012	$1	$1	$2
Avis Europe restructuring expense	1	36	37
Truck Rental restructuring expense	1	—	1
Avis Europe restructuring payment	(1)	(25)	(26)
Truck Rental payment/utilization	(1)	—	(1)
Balance as of December 31, 2012	1	12	13
Avis Europe restructuring expense	7	33	40
Truck Rental restructuring expense	21	—	21
Avis Europe restructuring payment	(7)	(24)	(31)
Truck Rental payment/utilization	(21)	—	(21)
Balance as of December 31, 2013	1	21	22
Avis Europe restructuring expense	4	17	21
T15 restructuring expense	4	1	5
Avis Europe restructuring payment	(4)	(26)	(30)
T15 restructuring payment	(1)	—	(1)
Balance as of December 31, 2014	$4	$13	$17